Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash		$ 22,573	$ 26,712
Accounts receivable and contract assets		2,135	4,263
Inventories		0	67
Prepayments, deposits, and other current assets		3,616	2,968
Total current assets		28,324	34,010
Long-term investment		1,185	145
Property and equipment, net		7,059	13,693
Intangible assets, net		9,507	11,052
Right-of-use assets		255	61
Goodwill		4,454	4,454
Prepaid and other assets		16,423	16,425
Total assets		67,207	79,840
Current liabilities:
Accounts payable		0	55
Accrued expenses and other current liabilities		2,122	1,627
Contract liabilities		150	696
Taxes payable		327	970
Due to the related parties		78	866
Lease liabilities		103	56
Total current liabilities		2,780	4,270
Lease liabilities		176	5
Total non-current liability		176	5
Total Liabilities		2,956	4,275
Commitments and contingencies		0	0
Shareholders’ equity:
Additional paid-in capital		33,624	33,355
Statutory surplus reserves		1,737	1,737
Retained earnings		32,727	42,083
Accumulated other comprehensive loss		(3,843)	(3,997)
Total Lichen International Limited’s shareholders’ equity		64,251	73,182
Non-controlling interest		0	2,383
Total shareholders’ equity		64,251	75,565
Total liabilities and shareholders’ equity		67,207	79,840
Class A Ordinary Share
Shareholders’ equity:
Ordinary Share, value	[1]	6	4
Class B Ordinary Share
Shareholders’ equity:
Ordinary Share, value	[1],[2]	0	0
Related Party
Current liabilities:
Due to the related parties		$ 78	$ 866

[1]	On March 3, 2025, the Company consolidated (each a “Share”) its common shares on the basis of 200 pre-consolidation Shares for one (1) post-consolidation share, which was approved by the Board on February 10, 2025. Share amounts have been retrospectively restated to reflect the post-consolidation number of shares.
[2]	Represents amount less than $1,000.